PIMCO ETF Trust

Supplement Dated June 27, 2011 to the Prospectuses (the “Prospectuses”) and Statement of Additional

Information (the “SAI”) dated October 29, 2010 for PIMCO ETF Trust, each as supplemented and revised from time to time

Disclosure Related to Modification of the Mailing Address of PIMCO Investments LLC (the “Distributor”)

Effective immediately, all references in the Prospectuses and SAI relating to the mailing address of the Distributor are deleted and replaced with the following:

PIMCO Investments LLC, 1633 Broadway, New York, New York 10019.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP1_062711